Commitments and Contingencies - Additional Information (Detail) (USD $)	1 Months Ended			3 Months Ended	12 Months Ended
	Apr. 26, 2012	May 01, 2012	Feb. 24, 2012 LegalMatter	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 15, 2012	Feb. 11, 2011
Commitments and Contingencies [Line Items]
Amount of litigation fees					$ 23,974,000	$ 9,855,000	$ 2,006,000
Percentage of annual increase of base rent		5.00%
Lease expiration date		Oct. 31, 2014
Rent expense under operating lease					528,000	546,000	545,000
Other liabilities					20,796,000	4,279,000
Separation payment	1,400,000
Entitled base salary, months								24 months
Putative class actions			4
Reimbursement of defense costs and fees				800,000
Exercise price of warrants									14.51
Deferred Rent Liability
Commitments and Contingencies [Line Items]
Other liabilities					102,000	110,000
Through 2012 | Minimum
Commitments and Contingencies [Line Items]
Expected bonus payment								250,000
Through 2013 | Minimum
Commitments and Contingencies [Line Items]
Expected bonus payment								250,000
Pending Litigation
Commitments and Contingencies [Line Items]
Amount of litigation fees					14,300,000	14,000,000
Derivative Actions
Commitments and Contingencies [Line Items]
Amount of litigation fees					1,000,000
Insurance recoverable from the Company's D&O Carrier					1,500,000
Proposed settlement reserved amount					2,500,000
Insurance settlement receivable					1,500,000
Derivative Actions | Common Stock
Commitments and Contingencies [Line Items]
Amount of litigation fees					500,000
Derivative Actions | Directors and Officers Liability Insurance
Commitments and Contingencies [Line Items]
Amount of litigation fees					500,000
Class Action
Commitments and Contingencies [Line Items]
Amount of litigation fees					4,100,000
Payments for class action settlements					12,000,000
Insurance recoverable from the Company's D&O Carrier					11,000,000
Issuance of warrants shares					2,000,000
Issuance of warrants for common stock					3,100,000
Common stock warrants term					5 years
Exercise price of warrants					10.75
Proposed settlement reserved amount					15,100,000
Insurance settlement receivable					$ 11,000,000